Schedule of Investments (unaudited)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 2.40%,
03/01/31(a)	$1,781	$1,517,739
Omnicom Group Inc., 2.60%, 08/01/31(a)	2,767	2,389,978
		3,907,717
Aerospace & Defense — 2.0%
Boeing Co. (The)
3.63%, 02/01/31	4,567	4,100,386
6.39%, 05/01/31(b)	2,995	3,124,735
General Dynamics Corp., 2.25%, 06/01/31	1,781	1,538,961
L3Harris Technologies Inc.
1.80%, 01/15/31	2,415	2,000,696
5.25%, 06/01/31(a)	1,430	1,455,445
RTX Corp.
1.90%, 09/01/31	3,570	2,942,611
6.00%, 03/15/31	3,540	3,767,827
		18,930,661
Agriculture — 1.5%
BAT Capital Corp.
2.73%, 03/25/31	4,640	4,017,122
5.83%, 02/20/31(a)	2,710	2,810,791
Bunge Ltd. Finance Corp., 2.75%, 05/14/31(a)	3,505	3,075,148
Philip Morris International Inc., 5.13%, 02/13/31	4,200	4,258,599
		14,161,660
Airlines — 0.1%
United Airlines Pass Through Trust, Series 2019,
Class AA, 4.15%, 02/25/33	1,280	1,205,442

Auto Manufacturers — 4.1%
American Honda Finance Corp.
1.80%, 01/13/31	1,879	1,574,503
5.05%, 07/10/31(a)	2,375	2,404,066
Ford Motor Co., 7.45%, 07/16/31	3,605	3,933,371
Ford Motor Credit Co. LLC
3.63%, 06/17/31	3,330	2,917,762
6.05%, 03/05/31(a)	3,355	3,404,921
General Motors Financial Co. Inc.
2.35%, 01/08/31	3,360	2,817,856
2.70%, 06/10/31(a)	4,014	3,399,960
5.60%, 06/18/31	3,190	3,225,836
5.75%, 02/08/31	2,632	2,694,303
Mercedes-Benz Finance North America LLC, 8.50%,
01/18/31(a)	5,005	6,052,695
Toyota Motor Corp., 2.36%, 03/25/31	1,554	1,366,611
Toyota Motor Credit Corp.
1.65%, 01/10/31	2,120	1,760,598
1.90%, 09/12/31	1,958	1,623,723
5.10%, 03/21/31(a)	2,410	2,462,030
		39,638,235
Banks — 3.8%
Banco Santander SA
2.96%, 03/25/31(a)	2,510	2,195,909
5.44%, 07/15/31	4,415	4,471,121
Bank of Montreal, 5.51%, 06/04/31	2,875	2,963,951
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31(a)	1,731	1,433,902
1.80%, 07/28/31(a)	1,627	1,339,496
Bank of Nova Scotia (The), 2.15%, 08/01/31	2,321	1,956,883
Mizuho Financial Group Inc., 2.56%, 09/13/31	3,331	2,772,753
Royal Bank of Canada, 2.30%, 11/03/31	5,208	4,430,708
Security	Par (000)	Value

Banks (continued)
State Street Corp., 2.20%, 03/03/31	$3,057	$2,617,093
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	1,810	1,479,272
2.22%, 09/17/31	3,195	2,656,168
5.42%, 07/09/31	2,560	2,620,190
Toronto-Dominion Bank (The), 2.00%, 09/10/31(a)	3,126	2,612,272
Westpac Banking Corp., 2.15%, 06/03/31	3,507	3,005,141
		36,554,859
Beverages — 2.1%
Anheuser-Busch InBev Worldwide Inc., 4.90%,
01/23/31(a)	2,717	2,757,215
Coca-Cola Co. (The)
1.38%, 03/15/31	4,315	3,549,285
2.00%, 03/05/31	2,487	2,131,454
Constellation Brands Inc., 2.25%, 08/01/31	3,465	2,914,789
Keurig Dr Pepper Inc.
2.25%, 03/15/31	2,057	1,746,782
Series 10, 5.20%, 03/15/31(a)	1,210	1,232,036
PepsiCo Inc.
1.40%, 02/25/31	2,472	2,037,968
1.95%, 10/21/31	4,335	3,648,514
		20,018,043
Biotechnology — 0.7%
Amgen Inc., 2.30%, 02/25/31(a)	4,343	3,730,955
Illumina Inc., 2.55%, 03/23/31(a)	1,828	1,546,224
Royalty Pharma PLC, 2.15%, 09/02/31	2,379	1,966,774
		7,243,953
Building Materials — 1.2%
Carrier Global Corp., 2.70%, 02/15/31	2,928	2,579,426
Eagle Materials Inc., 2.50%, 07/01/31	2,915	2,508,342
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 2.00%, 09/16/31	1,630	1,348,657
Martin Marietta Materials Inc., 2.40%, 07/15/31	3,361	2,861,049
Masco Corp., 2.00%, 02/15/31	2,353	1,964,696
		11,262,170
Chemicals — 0.6%
Air Products and Chemicals Inc., 4.75%, 02/08/31(a)	2,108	2,130,481
Ecolab Inc., 1.30%, 01/30/31	2,036	1,658,126
Huntsman International LLC, 2.95%, 06/15/31	1,460	1,225,283
NewMarket Corp., 2.70%, 03/18/31	1,436	1,227,275
		6,241,165
Commercial Services — 0.8%
Equifax Inc., 2.35%, 09/15/31(a)	3,425	2,889,973
Global Payments Inc., 2.90%, 11/15/31	2,537	2,173,522
GXO Logistics Inc., 2.65%, 07/15/31	1,408	1,166,226
Moody’s Corp., 2.00%, 08/19/31(a)	2,135	1,782,165
		8,011,886
Computers — 2.1%
Apple Inc.
1.65%, 02/08/31	7,663	6,493,699
1.70%, 08/05/31(a)	3,427	2,877,163
CGI Inc., 2.30%, 09/14/31(a)	1,411	1,154,505
Fortinet Inc., 2.20%, 03/15/31	1,908	1,606,255
HP Inc., 2.65%, 06/17/31	3,504	3,031,925
IBM International Capital Pte Ltd., 4.75%,
02/05/31(a)	1,745	1,744,718
Kyndryl Holdings Inc., 3.15%, 10/15/31	2,113	1,816,231
Leidos Inc., 2.30%, 02/15/31	1,878	1,589,586
		20,314,082

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The), 1.95%,
03/15/31(a)	$1,920	$1,612,527
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	2,770	2,407,503
Unilever Capital Corp., 1.75%, 08/12/31	3,100	2,583,975
		6,604,005
Diversified Financial Services — 4.6%
Air Lease Corp., 5.20%, 07/15/31	1,860	1,859,228
Ally Financial Inc.
8.00%, 11/01/31	6,647	7,486,475
8.00%, 11/01/31(a)	1,715	1,914,176
Brookfield Finance Inc., 2.72%, 04/15/31	2,050	1,782,612
Charles Schwab Corp. (The)
1.65%, 03/11/31	2,559	2,092,889
1.95%, 12/01/31	3,048	2,496,376
2.30%, 05/13/31(a)	2,695	2,306,095
Intercontinental Exchange Inc., 5.25%, 06/15/31(a)	2,800	2,881,557
Jefferies Financial Group Inc., 2.63%, 10/15/31(a)	3,598	2,999,689
Lazard Group LLC, 6.00%, 03/15/31	1,625	1,680,026
Mastercard Inc.
1.90%, 03/15/31	2,098	1,793,182
2.00%, 11/18/31(a)	2,637	2,223,252
Nasdaq Inc., 1.65%, 01/15/31	2,662	2,191,212
Nomura Holdings Inc., 2.61%, 07/14/31	3,600	3,031,958
ORIX Corp., 2.25%, 03/09/31	1,587	1,346,856
Synchrony Financial, 2.88%, 10/28/31	2,564	2,111,831
Visa Inc., 1.10%, 02/15/31(a)	3,419	2,786,972
Western Union Co. (The), 2.75%, 03/15/31	1,259	1,068,851
		44,053,237
Electric — 8.4%
AES Corp. (The), 2.45%, 01/15/31(a)	3,459	2,911,421
Ameren Corp., 3.50%, 01/15/31(a)	2,645	2,437,336
Appalachian Power Co., Series AA, 2.70%,
04/01/31	1,757	1,525,931
Arizona Public Service Co., 2.20%, 12/15/31	1,500	1,237,124
Atlantic City Electric Co., 2.30%, 03/15/31	1,258	1,076,098
Baltimore Gas & Electric Co., 2.25%, 06/15/31	1,977	1,689,927
Berkshire Hathaway Energy Co., 1.65%, 05/15/31(a)	2,204	1,806,443
CenterPoint Energy Houston Electric LLC,
Series AE, 2.35%, 04/01/31	1,378	1,182,866
CenterPoint Energy Inc., 2.65%, 06/01/31	1,624	1,397,382
Connecticut Light & Power Co. (The), Series A,
2.05%, 07/01/31	1,434	1,200,063
Consolidated Edison Co. of New York Inc., 2.40%,
06/15/31	3,009	2,606,111
Dominion Energy Inc., Series C, 2.25%, 08/15/31(a)	2,887	2,419,228
Dominion Energy South Carolina Inc., Series A,
2.30%, 12/01/31	1,329	1,120,189
DTE Electric Co., Series C, 2.63%, 03/01/31	1,980	1,744,906
Duke Energy Carolinas LLC, 2.55%, 04/15/31	1,832	1,599,685
Duke Energy Corp., 2.55%, 06/15/31	3,357	2,877,478
Duke Energy Florida LLC, 2.40%, 12/15/31	2,061	1,758,887
Duke Energy Progress LLC, 2.00%, 08/15/31	2,118	1,767,559
Emera U.S. Finance LP, 2.64%, 06/15/31	1,657	1,403,796
Entergy Corp., 2.40%, 06/15/31(a)	2,163	1,826,911
Entergy Louisiana LLC, 3.05%, 06/01/31	1,147	1,020,984
Entergy Texas Inc., 1.75%, 03/15/31	2,096	1,734,416
Eversource Energy
2.55%, 03/15/31	1,326	1,129,293
5.85%, 04/15/31	2,420	2,511,290
Security	Par (000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	$1,354	$1,093,218
1.65%, 06/15/31	1,110	905,330
5.00%, 02/07/31(a)	1,520	1,538,500
Northern States Power Co./MN, 2.25%, 04/01/31	1,280	1,097,066
NSTAR Electric Co., 1.95%, 08/15/31(a)	789	652,399
Ohio Power Co., Series Q, 1.63%, 01/15/31	1,515	1,238,512
Pacific Gas and Electric Co.
2.50%, 02/01/31(a)	6,726	5,698,851
3.25%, 06/01/31	3,350	2,947,606
PacifiCorp, 5.30%, 02/15/31	2,380	2,417,453
PacifiCorp., 7.70%, 11/15/31(a)	786	913,462
Progress Energy Inc.
7.00%, 10/30/31	1,312	1,463,341
7.75%, 03/01/31	2,192	2,515,752
Public Service Co. of Colorado
1.88%, 06/15/31	2,648	2,176,663
Series 35, 1.90%, 01/15/31	1,280	1,063,848
Public Service Co. of New Hampshire, Series V,
2.20%, 06/15/31	1,166	988,183
Public Service Co. of Oklahoma, Series J, 2.20%,
08/15/31	1,369	1,134,809
Public Service Electric & Gas Co., 1.90%, 08/15/31	1,540	1,277,778
Public Service Enterprise Group Inc., 2.45%,
11/15/31	2,559	2,161,873
Southern California Edison Co.
5.45%, 06/01/31	2,270	2,343,611
Series G, 2.50%, 06/01/31(a)	1,448	1,246,181
Tampa Electric Co., 2.40%, 03/15/31	1,255	1,074,949
Virginia Electric & Power Co., 2.30%, 11/15/31	1,642	1,385,636
Wisconsin Power and Light Co., 1.95%, 09/16/31(a)	970	794,345
Xcel Energy Inc., 2.35%, 11/15/31	1,013	838,594
		80,953,284
Electronics — 1.6%
Amphenol Corp., 2.20%, 09/15/31	2,811	2,368,389
Avnet Inc., 3.00%, 05/15/31	1,177	1,008,164
Honeywell International Inc.
1.75%, 09/01/31	4,821	3,998,188
4.95%, 09/01/31	1,915	1,955,304
Hubbell Inc., 2.30%, 03/15/31	1,267	1,079,943
Jabil Inc., 3.00%, 01/15/31	2,212	1,922,625
TD SYNNEX Corp., 2.65%, 08/09/31(a)	1,715	1,428,430
Vontier Corp., 2.95%, 04/01/31	2,225	1,897,586
		15,658,629
Environmental Control — 0.7%
Republic Services Inc., 1.45%, 02/15/31	2,165	1,765,098
Waste Management Inc.
1.50%, 03/15/31	3,813	3,131,365
4.95%, 07/03/31	1,420	1,442,803
		6,339,266
Food — 2.0%
Flowers Foods Inc., 2.40%, 03/15/31	1,784	1,513,823
General Mills Inc., 2.25%, 10/14/31(a)	1,791	1,508,677
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL, 3.75%, 12/01/31	1,779	1,585,793
Kellanova, Series B, 7.45%, 04/01/31	2,223	2,521,857
Kraft Heinz Foods Co., 4.25%, 03/01/31	1,479	1,434,043
Kroger Co. (The)
1.70%, 01/15/31	1,885	1,553,208
7.50%, 04/01/31(a)	1,436	1,646,747

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
McCormick & Co. Inc./MD, 1.85%, 02/15/31(a)	$1,649	$1,371,236
Mondelez International Inc., 1.50%, 02/04/31	1,704	1,392,555
Pilgrim’s Pride Corp., 4.25%, 04/15/31	3,333	3,096,416
Sysco Corp., 2.45%, 12/14/31	1,524	1,289,042
		18,913,397
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 8.88%, 05/15/31	1,456	1,785,764
Suzano Austria GmbH, 3.75%, 01/15/31	3,816	3,394,910
		5,180,674
Gas — 0.8%
Atmos Energy Corp., 1.50%, 01/15/31	2,131	1,746,675
National Fuel Gas Co., 2.95%, 03/01/31	1,909	1,640,448
NiSource Inc., 1.70%, 02/15/31	2,519	2,057,819
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31(a)	1,105	951,921
Southern Co. Gas Capital Corp., Series 2020-A,
1.75%, 01/15/31	1,779	1,470,575
		7,867,438
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31	987	855,869

Health Care - Products — 1.9%
Agilent Technologies Inc., 2.30%, 03/12/31	2,952	2,519,497
Baxter International Inc., 1.73%, 04/01/31(a)	2,585	2,111,767
Revvity Inc.
2.25%, 09/15/31	1,977	1,644,478
2.55%, 03/15/31	1,375	1,174,600
Solventum Corp., 5.45%, 03/13/31(b)	3,430	3,462,112
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	2,448	2,111,548
Thermo Fisher Scientific Inc., 2.00%, 10/15/31(a)	4,140	3,477,721
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31	2,587	2,212,936
		18,714,659
Health Care - Services — 3.9%
Banner Health, 1.90%, 01/01/31	1,000	846,544
Bon Secours Mercy Health Inc., Series 20-2, 2.10%,
06/01/31	932	787,036
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31	1,069	919,676
Centene Corp.
2.50%, 03/01/31	7,304	6,125,051
2.63%, 08/01/31	4,470	3,733,714
CommonSpirit Health, 5.21%, 12/01/31(a)	1,220	1,229,529
Elevance Health Inc., 2.55%, 03/15/31	3,506	3,055,742
HCA Inc.
2.38%, 07/15/31	3,295	2,771,362
5.45%, 04/01/31	2,765	2,818,250
Humana Inc., 5.38%, 04/15/31	3,319	3,369,404
Laboratory Corp. of America Holdings, 2.70%,
06/01/31	2,071	1,801,006
OhioHealth Corp., 2.30%, 11/15/31	1,274	1,079,153
Quest Diagnostics Inc., 2.80%, 06/30/31	2,253	1,973,420
UnitedHealth Group Inc.
2.30%, 05/15/31	5,028	4,319,840
4.90%, 04/15/31	3,185	3,219,247
		38,048,974
Holding Companies - Diversified — 0.8%
Apollo Debt Solutions BDC, 6.70%, 07/29/31(b)	1,520	1,536,941
Ares Capital Corp., 3.20%, 11/15/31	2,503	2,108,486
Blackstone Private Credit Fund, 6.25%,
01/25/31(a)(b)	1,515	1,542,001
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Blue Owl Credit Income Corp., 6.65%, 03/15/31(a)	$2,380	$2,397,670
		7,585,098
Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31	1,233	1,095,933

Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31	1,230	1,031,348

Household Products & Wares — 0.3%
Church & Dwight Co. Inc., 2.30%, 12/15/31	1,353	1,149,186
Kimberly-Clark Corp., 2.00%, 11/02/31(a)	1,998	1,697,623
		2,846,809
Insurance — 2.6%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	1,337	1,106,245
2.60%, 12/02/31	1,632	1,392,610
Aon North America Inc., 5.30%, 03/01/31(a)	2,365	2,408,418
Arthur J Gallagher & Co., 2.40%, 11/09/31	1,478	1,231,209
Assured Guaranty U.S. Holdings Inc., 3.15%,
06/15/31(a)	1,919	1,682,417
Athene Holding Ltd., 3.50%, 01/15/31	1,694	1,538,249
Brown & Brown Inc., 2.38%, 03/15/31	2,680	2,251,529
Enstar Group Ltd., 3.10%, 09/01/31	1,727	1,425,527
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	2,164	1,922,765
Fidelity National Financial Inc., 2.45%, 03/15/31	2,017	1,693,929
First American Financial Corp., 2.40%, 08/15/31	1,916	1,560,911
Jackson Financial Inc., 3.13%, 11/23/31	1,886	1,619,520
Lincoln National Corp., 3.40%, 01/15/31(a)	1,092	987,283
Marsh & McLennan Companies Inc., 2.38%,
12/15/31	1,763	1,499,188
Primerica Inc., 2.80%, 11/19/31	2,199	1,882,407
Stewart Information Services Corp., 3.60%,
11/15/31	1,483	1,259,039
		25,461,246
Internet — 2.0%
Alibaba Group Holding Ltd., 2.13%, 02/09/31	4,305	3,652,064
Amazon.com Inc., 2.10%, 05/12/31	9,600	8,272,466
Baidu Inc., 2.38%, 08/23/31	1,115	948,863
eBay Inc., 2.60%, 05/10/31(a)	2,614	2,269,565
Expedia Group Inc., 2.95%, 03/15/31(a)	1,791	1,588,897
VeriSign Inc., 2.70%, 06/15/31	2,739	2,343,002
		19,074,857
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31	1,703	1,537,259
Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31	2,001	1,632,050
Lodging — 0.7%
Choice Hotels International Inc., 3.70%, 01/15/31	1,735	1,564,608
Marriott International Inc./MD, Series HH, 2.85%,
04/15/31	3,764	3,299,608
Sands China Ltd., 3.25%, 08/08/31(a)	2,215	1,876,736
		6,740,952
Machinery — 1.5%
Caterpillar Inc., 1.90%, 03/12/31(a)	1,377	1,183,970
Deere & Co., 7.13%, 03/03/31	710	814,367
IDEX Corp., 2.63%, 06/15/31	1,958	1,692,324
Ingersoll Rand Inc., 5.31%, 06/15/31	610	628,403
John Deere Capital Corp.
1.45%, 01/15/31(a)	2,323	1,926,641

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.00%, 06/17/31	$2,147	$1,814,897
4.90%, 03/07/31	2,450	2,488,173
nVent Finance SARL, 2.75%, 11/15/31	940	790,980
Rockwell Automation Inc., 1.75%, 08/15/31	1,395	1,158,543
Xylem Inc./New York, 2.25%, 01/30/31(a)	1,752	1,498,584
		13,996,882
Manufacturing — 0.5%
Teledyne Technologies Inc., 2.75%, 04/01/31(a)	3,844	3,364,857
Textron Inc., 2.45%, 03/15/31	2,073	1,771,975
		5,136,832
Media — 2.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.80%,
04/01/31	5,520	4,627,943
Comcast Corp.
1.50%, 02/15/31	6,048	4,960,898
1.95%, 01/15/31	5,158	4,355,778
Paramount Global, 4.95%, 01/15/31(a)	3,346	3,042,963
Walt Disney Co. (The), 2.65%, 01/13/31	8,580	7,636,912
		24,624,494
Mining — 0.3%
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	1,427	1,614,499
Yamana Gold Inc., 2.63%, 08/15/31	1,715	1,451,749
		3,066,248
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	3,239	2,889,875
Oil & Gas — 3.3%
Burlington Resources LLC
7.20%, 08/15/31	1,482	1,688,942
7.40%, 12/01/31	1,313	1,515,203
Conoco Funding Co., 7.25%, 10/15/31(a)	1,343	1,534,131
Devon Energy Corp., 7.88%, 09/30/31	2,115	2,440,364
Diamondback Energy Inc., 3.13%, 03/24/31	2,733	2,451,498
Helmerich & Payne Inc., 2.90%, 09/29/31	1,828	1,560,881
Hess Corp., 7.30%, 08/15/31(a)	2,114	2,398,673
Occidental Petroleum Corp.
6.13%, 01/01/31(a)	3,997	4,177,081
7.50%, 05/01/31(a)	2,825	3,175,875
7.88%, 09/15/31(a)	1,726	1,974,173
Ovintiv Inc.
7.20%, 11/01/31	1,185	1,299,604
7.38%, 11/01/31(a)	1,689	1,867,153
Phillips 66 Co., 5.25%, 06/15/31(a)	2,095	2,135,901
Pioneer Natural Resources Co., 2.15%, 01/15/31	2,409	2,070,286
Valero Energy Corp., 2.80%, 12/01/31(a)	1,611	1,395,213
		31,684,978
Packaging & Containers — 0.6%
Amcor Flexibles North America Inc., 2.69%,
05/25/31(a)	2,865	2,464,810
Berry Global Inc., 5.80%, 06/15/31(a)(b)	2,295	2,333,468
WestRock MWV LLC, 7.95%, 02/15/31(a)	1,098	1,267,533
		6,065,811
Pharmaceuticals — 5.8%
AbbVie Inc., 4.95%, 03/15/31	5,740	5,848,986
Astrazeneca Finance LLC
2.25%, 05/28/31(a)	2,830	2,443,178
4.90%, 02/26/31	3,345	3,401,638
Becton Dickinson and Co., 1.96%, 02/11/31	3,656	3,065,032
Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
5.10%, 02/22/31(a)	$3,605	$3,695,313
5.75%, 02/01/31	3,044	3,228,197
Cencora Inc., 2.70%, 03/15/31	3,502	3,063,335
Cigna Group (The)
2.38%, 03/15/31	5,368	4,601,192
5.13%, 05/15/31	2,380	2,415,437
CVS Health Corp.
1.88%, 02/28/31	4,294	3,526,930
2.13%, 09/15/31	3,658	3,002,255
5.25%, 01/30/31	2,595	2,623,045
5.55%, 06/01/31(a)	2,555	2,611,844
Johnson & Johnson, 4.90%, 06/01/31	3,465	3,572,505
Merck & Co. Inc., 2.15%, 12/10/31	6,734	5,729,902
Pfizer Inc., 1.75%, 08/18/31	3,583	2,980,129
		55,808,918
Pipelines — 2.7%
Boardwalk Pipelines LP, 3.40%, 02/15/31	1,619	1,446,740
Cheniere Energy Partners LP, 4.00%, 03/01/31	5,354	4,957,476
Kinder Morgan Energy Partners LP, 7.40%,
03/15/31	1,012	1,135,559
Kinder Morgan Inc.
2.00%, 02/15/31(a)	2,510	2,104,156
7.80%, 08/01/31(a)	1,817	2,094,518
ONEOK Inc., 6.35%, 01/15/31	2,091	2,220,791
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 02/01/31	3,478	3,378,346
TransCanada PipeLines Ltd., 2.50%, 10/12/31	3,369	2,896,035
Williams Companies Inc. (The)
2.60%, 03/15/31	5,056	4,372,067
Series A, 7.50%, 01/15/31	1,140	1,284,833
		25,890,521
Real Estate — 0.2%
CBRE Services Inc., 2.50%, 04/01/31(a)	1,734	1,475,981
Real Estate Investment Trusts — 9.6%
Alexandria Real Estate Equities Inc., 3.38%,
08/15/31	2,727	2,457,806
American Assets Trust LP, 3.38%, 02/01/31(a)	1,761	1,477,848
American Homes 4 Rent LP, 2.38%, 07/15/31	1,531	1,274,382
American Tower Corp.
2.30%, 09/15/31	2,305	1,929,348
2.70%, 04/15/31	2,645	2,295,034
AvalonBay Communities Inc., 2.45%, 01/15/31	1,946	1,694,028
Boston Properties LP, 3.25%, 01/30/31(a)	4,334	3,759,801
Brixmor Operating Partnership LP, 2.50%,
08/16/31(a)	1,682	1,415,553
Broadstone Net Lease LLC, 2.60%, 09/15/31	1,230	1,009,486
COPT Defense Properties LP, 2.75%, 04/15/31	1,975	1,672,395
Crown Castle Inc.
2.10%, 04/01/31(a)	3,440	2,856,835
2.25%, 01/15/31(a)	3,582	3,024,016
2.50%, 07/15/31	2,592	2,195,566
CubeSmart LP, 2.00%, 02/15/31	1,350	1,121,148
DOC DR LLC, 2.63%, 11/01/31	1,496	1,265,018
EPR Properties, 3.60%, 11/15/31	1,076	931,601
Equinix Inc., 2.50%, 05/15/31	3,365	2,888,229
ERP Operating LP, 1.85%, 08/01/31	1,753	1,450,793
Essential Properties LP, 2.95%, 07/15/31	1,337	1,128,351

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Essex Portfolio LP
1.65%, 01/15/31(a)	$957	$777,023
2.55%, 06/15/31(a)	965	823,347
Extra Space Storage LP
2.40%, 10/15/31	1,962	1,649,111
2.55%, 06/01/31	1,533	1,301,681
5.90%, 01/15/31(a)	2,145	2,234,439
GLP Capital LP/GLP Financing II Inc., 4.00%,
01/15/31	2,351	2,151,568
Healthcare Realty Holdings LP, 2.00%, 03/15/31	2,667	2,156,212
Healthpeak OP LLC, 2.88%, 01/15/31(a)	2,108	1,859,154
Highwoods Realty LP, 2.60%, 02/01/31(a)	1,061	869,723
Host Hotels & Resorts LP, Series J, 2.90%,
12/15/31	1,524	1,299,466
Invitation Homes Operating Partnership LP, 2.00%,
08/15/31	2,230	1,810,593
Kimco Realty OP LLC, 2.25%, 12/01/31	1,687	1,390,549
LXP Industrial Trust, 2.38%, 10/01/31	1,445	1,178,071
Mid-America Apartments LP, 1.70%, 02/15/31	1,533	1,258,474
National Health Investors Inc., 3.00%, 02/01/31	1,336	1,134,864
Omega Healthcare Investors Inc., 3.38%,
02/01/31(a)	2,428	2,140,519
Phillips Edison Grocery Center Operating
Partnership I LP, 2.63%, 11/15/31(a)	1,030	859,280
Prologis LP
1.63%, 03/15/31	1,315	1,077,533
1.75%, 02/01/31	1,631	1,354,973
Public Storage Operating Co.
2.25%, 11/09/31	1,868	1,574,003
2.30%, 05/01/31(a)	2,337	2,013,400
Rayonier LP, 2.75%, 05/17/31(a)	1,517	1,297,541
Realty Income Corp.
3.20%, 02/15/31	1,580	1,425,559
3.25%, 01/15/31	3,195	2,898,706
Rexford Industrial Realty LP, 2.15%, 09/01/31(a)	1,467	1,196,383
Sabra Health Care LP, 3.20%, 12/01/31	2,761	2,355,470
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	1,340	1,144,523
Simon Property Group LP, 2.20%, 02/01/31(a)	2,365	2,008,789
Store Capital LLC, 2.70%, 12/01/31(a)	1,263	1,039,720
Sun Communities Operating LP, 2.70%, 07/15/31	2,433	2,054,264
Tanger Properties LP, 2.75%, 09/01/31	1,487	1,241,810
UDR Inc., 3.00%, 08/15/31(a)	2,146	1,898,608
Ventas Realty LP, 2.50%, 09/01/31	1,562	1,315,705
Welltower OP LLC
2.75%, 01/15/31	2,096	1,841,365
2.80%, 06/01/31	2,530	2,213,569
WP Carey Inc., 2.40%, 02/01/31	1,820	1,541,614
		92,234,847
Retail — 2.7%
AutoNation Inc., 2.40%, 08/01/31	1,545	1,273,526
AutoZone Inc., 1.65%, 01/15/31	2,164	1,778,745
Dollar Tree Inc., 2.65%, 12/01/31	2,694	2,286,348
Home Depot Inc. (The)
1.38%, 03/15/31(a)	4,199	3,427,417
1.88%, 09/15/31(a)	3,384	2,824,030
4.85%, 06/25/31	3,280	3,325,003
Lowe’s Companies Inc., 2.63%, 04/01/31	5,136	4,484,707
O’Reilly Automotive Inc., 1.75%, 03/15/31	1,743	1,436,970
Ross Stores Inc., 1.88%, 04/15/31	1,712	1,425,644
Starbucks Corp., 4.90%, 02/15/31(a)	1,740	1,762,218
Security	Par (000)	Value

Retail (continued)
TJX Companies Inc. (The), 1.60%, 05/15/31(a)	$1,925	$1,591,202
		25,615,810
Semiconductors — 4.2%
Analog Devices Inc., 2.10%, 10/01/31	3,491	2,953,071
Broadcom Inc.
2.45%, 02/15/31(b)	9,232	7,966,700
5.15%, 11/15/31(a)	4,840	4,904,800
Intel Corp.
2.00%, 08/12/31	4,326	3,608,204
5.00%, 02/21/31(a)	1,830	1,856,828
Marvell Technology Inc., 2.95%, 04/15/31	2,733	2,407,096
Micron Technology Inc., 5.30%, 01/15/31	3,330	3,385,405
NVIDIA Corp., 2.00%, 06/15/31	4,117	3,546,951
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%,
05/11/31	3,665	3,136,560
Skyworks Solutions Inc., 3.00%, 06/01/31	1,870	1,627,735
Texas Instruments Inc., 1.90%, 09/15/31(a)	1,796	1,524,773
TSMC Arizona Corp., 2.50%, 10/25/31	3,875	3,357,952
		40,276,075
Software — 3.4%
Autodesk Inc., 2.40%, 12/15/31(a)	3,610	3,060,836
Broadridge Financial Solutions Inc., 2.60%,
05/01/31(a)	3,706	3,190,694
Electronic Arts Inc., 1.85%, 02/15/31	2,825	2,368,282
Fidelity National Information Services Inc., 2.25%,
03/01/31(a)	1,945	1,658,790
Fiserv Inc., 5.35%, 03/15/31(a)	1,695	1,738,986
Oracle Corp., 2.88%, 03/25/31(a)	10,846	9,594,120
Roper Technologies Inc., 1.75%, 02/15/31	3,588	2,957,658
Salesforce Inc., 1.95%, 07/15/31	5,140	4,326,050
VMware LLC, 2.20%, 08/15/31	5,136	4,290,647
		33,186,063
Telecommunications — 7.1%
AT&T Inc., 2.75%, 06/01/31	10,324	9,035,574
Cisco Systems Inc., 4.95%, 02/26/31	8,210	8,377,606
Motorola Solutions Inc., 2.75%, 05/24/31	3,146	2,737,933
Orange SA, 9.00%, 03/01/31	8,378	10,168,803
T-Mobile USA Inc.
2.25%, 11/15/31	3,340	2,799,462
2.55%, 02/15/31	8,384	7,278,046
2.88%, 02/15/31	3,392	3,004,843
3.50%, 04/15/31	8,163	7,494,685
Verizon Communications Inc.
1.75%, 01/20/31	7,680	6,352,894
2.55%, 03/21/31	12,422	10,758,858
		68,008,704
Transportation — 1.6%
Canadian Pacific Railway Co.
2.45%, 12/02/31	2,266	2,097,039
7.13%, 10/15/31(a)	843	955,238
FedEx Corp., 2.40%, 05/15/31(a)	3,512	3,041,592
Norfolk Southern Corp., 2.30%, 05/15/31(a)	1,748	1,504,605
Union Pacific Corp., 2.38%, 05/20/31	3,437	3,002,104
Walmart Inc., 1.80%, 09/22/31	6,074	5,125,885
		15,726,463
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31(a)	1,629	1,331,856
Water — 0.3%
American Water Capital Corp., 2.30%, 06/01/31	1,795	1,527,711

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Water (continued)
Essential Utilities Inc., 2.40%, 05/01/31(a)	$1,283	$1,091,457
		2,619,168
Total Long-Term Investments — 98.4%
(Cost: $928,088,728)		947,324,383

	Shares

Short-Term Securities

Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(c)(d)(e)	60,295,644	60,319,762
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(c)(d)	5,540,000	5,540,000

Total Short-Term Securities — 6.9%
(Cost: $65,848,704)		65,859,762

Total Investments — 105.3%
(Cost: $993,937,432)		1,013,184,145

Liabilities in Excess of Other Assets — (5.3)%		(50,627,770)

Net Assets — 100.0%		$962,556,375
(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,247,597	$28,077,880	(a)	$—	$(7,742)	$2,027	$60,319,762	60,295,644	$108,717	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,810,000	3,730,000	(a)	—	—	—	5,540,000	5,540,000	96,321		—
					$(7,742)	$2,027	$65,859,762		$205,038		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2031 Term Corporate ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$947,324,383	$—	$947,324,383
Short-Term Securities
Money Market Funds	65,859,762	—	—	65,859,762
	$65,859,762	$947,324,383	$—	$1,013,184,145